EMPLOYEE BENEFIT PLANS - Additional disclosures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($) Y	Dec. 31, 2020 COP ($)
Disclosure of employee benefit plans
Bonuses and short-term benefits | $	$ 526,273	$ 11,816
Minimum
Disclosure of employee benefit plans
Actuarial assumption of mortality rates (in years)	32
Maximum
Disclosure of employee benefit plans
Actuarial assumption of mortality rates (in years)	75
Colombia | Defined benefit pension plan
Disclosure of employee benefit plans
Number of participants	555	603
Colombia | Defined benefit severance obligation plan
Disclosure of employee benefit plans
Number of participants	204	287
Panama | Banistmo S.A. | Executives
Disclosure of employee benefit plans
Number of participants	1
Panama | Defined benefit pension plan
Disclosure of employee benefit plans
Number of participants	47	50
Number of months prior to retirement used to determine benefit payments	120
Required service period	10 years
Guatemala | Defined benefit pension plan
Disclosure of employee benefit plans
Number of participants	3,263	3,017
Guatemala | Retirement Pension Plan, Tier One
Disclosure of employee benefit plans
Percentage of monthly nominal wage in retirement pension plan	50.00%
Retirement Age	70 years
Required service period	30 years
Guatemala | Retirement Pension Plan, Tier Two
Disclosure of employee benefit plans
Percentage of monthly nominal wage in retirement pension plan	50.00%
Retirement Age	65 years
Required service period	40 years
Guatemala | Retirement Pension Plan, Tier Three
Disclosure of employee benefit plans
Percentage of monthly nominal wage in retirement pension plan	70.00%
Retirement Age	70 years
Required service period	40 years
Guatemala | Retirement Pension Plan, Tier Four
Disclosure of employee benefit plans
Percentage of monthly nominal wage in retirement pension plan	70.00%
Retirement Age	65 years
Required service period	45 years
El Salvador
Disclosure of employee benefit plans
Number of participants	2,738	2,819
El Salvador | Banagricola S.A. | Executives
Disclosure of employee benefit plans
Number of participants	1
Deferred Benefits | Panama | Defined benefit pension plan
Disclosure of employee benefit plans
Number of participants	17	20
Receiving Benefits | Panama | Defined benefit pension plan
Disclosure of employee benefit plans
Number of participants	30	30